Investment Securities (Details 1) - U.S. GSE debt securities, Agency MBS, ABS and OAS, CMO and CDs [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Amortized Cost	$ 59,300,089	$ 55,899,113
Fair Value	$ 52,107,148	$ 46,789,284